Pay vs Performance Disclosure	12 Months Ended
	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]
Pay Versus Performance

The following table sets forth the compensation for our Chief Executive Officer (PEO) and the average compensation for our other named executive officers
(Non-PEO),
both as reported in the Summary Compensation Table, on page 38, and with certain adju stment
s to reflect the “compensation actually paid” to such individuals, as defined under SEC rules, for each of 2022, 2021 and 2020. The table also provides information on our cumulative TSR, the cumulative TSR of our peer group, Net Income and Return on Average Capital Employed over such years in accordance with SEC rules.

Pay Versus Performance
					Value of Initial Fixed $100 Investment Based On:

Year (a)	Summary Compensation Table Total for PEO (1) ($) (b)	Compensation Actually Paid to PEO (2) ($) (c)	Average Summary Compensation Table Total for Non-PEO Named Executive Officers (1) ($) (d)	Average Compensation Actually Paid to Non-PEO Named Executive Officers (2) ($) (e)	Total Shareholder Return (3) ($) (f)	Peer Group Total Shareholder Return (3) ($) (g)	Net Income (in Thousands) (4) ($) (h)	Return on Average Capital Employed (5) (%) (i)

2022	13,444,418	39,752,198	3,741,335	8,083,159	175.84	191.50	965,047	31.4%

2021	11,381,012	26,071,102	3,111,741	8,330,184	104.46	120.82	(73,664)	16.9%

2020	13,180,178	(5,712,287)	4,065,562	(1,804,274)	47.21	64.58	(1,148,777)	10.3%

(1)
Compensation for our PEO, Roger W. Jenkins, reflects the amounts reported in the “Summary Compensation Table” for the respective years. Average compensation for non-PEOs
includes the following named executive officers: (i) in 2022, Thomas J. Mireles, Eric M. Hambly, E. Ted Botner, Daniel R. Hanchera and David R. Looney, (ii) in 2021, David R. Looney, Eric M. Hambly, E. Ted Botner and Thomas J. Mireles and (iii) in 2020, David R. Looney, Eric M. Hambly, E. Ted Botner, Thomas J. Mireles, Michael K. McFadyen and Walter K. Compton.

(2)
Compensation “actually paid” for the PEO and average compensation “actually paid” for our non-PEOs in each of 2022, 2021 and 2020 reflects the respective amounts set forth in columns
(b) and (d) of the table above, adjusted as set forth in the table below, as determined in accordance with SEC rules (Item 402(v) of Regulation S-K). The dollar amounts reflected in columns
(b) and (d) of the table above do not reflect the actual amount of compensation earned by or paid to the PEO and our non-PEOs during the applicable year. For information regarding the decisions made by our Compensation Committee in regards to the PEO’s and our non-PEOs’ compensation for fiscal year 2022, see “Compensation Discussion and Analysis” above.

	PEO 2022	PEO 2021	PEO 2020	Non-PEOs 2022	Non-PEOs 2021	Non-PEOs 2020

Summary Compensation Table Total	13,444,418	11,381,012	13,180,178	3,741,335	3,111,741	4,065,562

Less Stock Award Value Reported in Summary Compensation Table for the Covered Year	(10,174,740)	(7,549,063)	(8,297,910)	(2,642,889)	(1,929,541)	(1,702,683)

Plus Fair Value for Awards Granted in the Covered Year	13,293,592	10,471,250	3,560,300	2,670,881	4,703,679	450,283

Change in Fair Value of Outstanding Unvested Awards from Prior Years	17,265,340	8,909,580	(13,700,600)	3,126,077	1,770,789	(3,500,506)

Change in Fair Value of Awards from Prior Years that Vested in the Covered Year	2,557,473	352,888	942,170	721,571	168,957	154,404

Less Fair Value of Awards Forfeited during the Covered Year	—	—	—	—	—	—

Plus Fair Value of Incremental Dividends or Earnings Paid on Stock Awards	2,690,261	2,170,966	1,132,350	432,224	461,715	138,868

Less Aggregate Change in Actuarial Present Value of Accumulated Benefit Under Pension Plans	—	(477,905)	(3,250,213)	—	(28,560)	(1,488,996)

Plus Aggregate Service Cost and Prior Service Cost for Pension Plans	675,854	812,374	721,438	33,960	71,404	78,794

Compensation Actually Paid	39,752,198	26,071,102	(5,712,287)	8,083,159	8,330,184	(1,804,274)

Fair values of equity awards set forth in the table above are computed in accordance
with FASB ASC Topic 718 as of the end of the
respective
fiscal year, other than fair values of equity awards that vest in the covered year, which are valued as of the applicable vesting date.

The aggregate change in actuarial present value of accumulated benefit under pension plans reflects the amount reported for the applicable year in the Summary Compensation Table. Service cost is calculated as the actuarial present value of benefits under all pension plans attributable to services rendered during the applica ble fiscal ye
ar. Prior service cost is calculated as the entire cost of benefits granted (or credit for benefits reduced) in a plan amendment (or initiation) during the cove
red fiscal year that are attributable by the benefit formula to services rendered in periods prior to the applicable amendment.

(3)
TSR is cumulative for the measurement periods beginning on December 31, 2019 and ending on December 31 of each of 2022, 2021 and 2020, respectively, calculated in accordance with Item 201(e) of Regulation
S-K.
The peer group for purposes of this table is the S&P Oil & Gas Exploration & Production Select Industry Index (XOP), which is the same peer group as for the Shareholder Return Performance Presentation of the Company’s Annual Reports on Form
10-K
for the year ended December 31, 2022.

(4)	Reflects “Net Income” in the Company’s Consolidated Statements of Income included in the Company’s Annual Reports on Form 10-K for each of the years ended December 31, 2022, 2021 and 2020.

(5)
The following table sets forth an unranked list of the performance measures which we view as the “most important” measures for linking our named executive officers’ compensation actually paid to Company performance, as specifically listed below. For additional details on how these measures are utilized in our compensation program to link pay with performance, see “Compensation Discussion and Analysis” above.

Company Selected Measure Name	Return onAverageCapitalEmployed
Named Executive Officers, Footnote [Text Block]

(1)
Compensation for our PEO, Roger W. Jenkins, reflects the amounts reported in the “Summary Compensation Table” for the respective years. Average compensation for non-PEOs
includes the following named executive officers: (i) in 2022, Thomas J. Mireles, Eric M. Hambly, E. Ted Botner, Daniel R. Hanchera and David R. Looney, (ii) in 2021, David R. Looney, Eric M. Hambly, E. Ted Botner and Thomas J. Mireles and (iii) in 2020, David R. Looney, Eric M. Hambly, E. Ted Botner, Thomas J. Mireles, Michael K. McFadyen and Walter K. Compton.

Peer Group Issuers, Footnote [Text Block]
(3)
TSR is cumulative for the measurement periods beginning on December 31, 2019 and ending on December 31 of each of 2022, 2021 and 2020, respectively, calculated in accordance with Item 201(e) of Regulation
S-K.
The peer group for purposes of this table is the S&P Oil & Gas Exploration & Production Select Industry Index (XOP), which is the same peer group as for the Shareholder Return Performance Presentation of the Company’s Annual Reports on Form
10-K
for the year ended December 31, 2022.

PEO Total Compensation Amount	$ 13,444,418	$ 11,381,012	$ 13,180,178
PEO Actually Paid Compensation Amount	$ 39,752,198	26,071,102	(5,712,287)
Adjustment To PEO Compensation, Footnote [Text Block]
(2)
Compensation “actually paid” for the PEO and average compensation “actually paid” for our non-PEOs in each of 2022, 2021 and 2020 reflects the respective amounts set forth in columns
(b) and (d) of the table above, adjusted as set forth in the table below, as determined in accordance with SEC rules (Item 402(v) of Regulation S-K). The dollar amounts reflected in columns
(b) and (d) of the table above do not reflect the actual amount of compensation earned by or paid to the PEO and our non-PEOs during the applicable year. For information regarding the decisions made by our Compensation Committee in regards to the PEO’s and our non-PEOs’ compensation for fiscal year 2022, see “Compensation Discussion and Analysis” above.

	PEO 2022	PEO 2021	PEO 2020	Non-PEOs 2022	Non-PEOs 2021	Non-PEOs 2020

Summary Compensation Table Total	13,444,418	11,381,012	13,180,178	3,741,335	3,111,741	4,065,562

Less Stock Award Value Reported in Summary Compensation Table for the Covered Year	(10,174,740)	(7,549,063)	(8,297,910)	(2,642,889)	(1,929,541)	(1,702,683)

Plus Fair Value for Awards Granted in the Covered Year	13,293,592	10,471,250	3,560,300	2,670,881	4,703,679	450,283

Change in Fair Value of Outstanding Unvested Awards from Prior Years	17,265,340	8,909,580	(13,700,600)	3,126,077	1,770,789	(3,500,506)

Change in Fair Value of Awards from Prior Years that Vested in the Covered Year	2,557,473	352,888	942,170	721,571	168,957	154,404

Less Fair Value of Awards Forfeited during the Covered Year	—	—	—	—	—	—

Plus Fair Value of Incremental Dividends or Earnings Paid on Stock Awards	2,690,261	2,170,966	1,132,350	432,224	461,715	138,868

Less Aggregate Change in Actuarial Present Value of Accumulated Benefit Under Pension Plans	—	(477,905)	(3,250,213)	—	(28,560)	(1,488,996)

Plus Aggregate Service Cost and Prior Service Cost for Pension Plans	675,854	812,374	721,438	33,960	71,404	78,794

Compensation Actually Paid	39,752,198	26,071,102	(5,712,287)	8,083,159	8,330,184	(1,804,274)

Non-PEO NEO Average Total Compensation Amount	$ 3,741,335	3,111,741	4,065,562
Non-PEO NEO Average Compensation Actually Paid Amount	$ 8,083,159	8,330,184	(1,804,274)
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]
(2)
Compensation “actually paid” for the PEO and average compensation “actually paid” for our non-PEOs in each of 2022, 2021 and 2020 reflects the respective amounts set forth in columns
(b) and (d) of the table above, adjusted as set forth in the table below, as determined in accordance with SEC rules (Item 402(v) of Regulation S-K). The dollar amounts reflected in columns
(b) and (d) of the table above do not reflect the actual amount of compensation earned by or paid to the PEO and our non-PEOs during the applicable year. For information regarding the decisions made by our Compensation Committee in regards to the PEO’s and our non-PEOs’ compensation for fiscal year 2022, see “Compensation Discussion and Analysis” above.

	PEO 2022	PEO 2021	PEO 2020	Non-PEOs 2022	Non-PEOs 2021	Non-PEOs 2020

Summary Compensation Table Total	13,444,418	11,381,012	13,180,178	3,741,335	3,111,741	4,065,562

Less Stock Award Value Reported in Summary Compensation Table for the Covered Year	(10,174,740)	(7,549,063)	(8,297,910)	(2,642,889)	(1,929,541)	(1,702,683)

Plus Fair Value for Awards Granted in the Covered Year	13,293,592	10,471,250	3,560,300	2,670,881	4,703,679	450,283

Change in Fair Value of Outstanding Unvested Awards from Prior Years	17,265,340	8,909,580	(13,700,600)	3,126,077	1,770,789	(3,500,506)

Change in Fair Value of Awards from Prior Years that Vested in the Covered Year	2,557,473	352,888	942,170	721,571	168,957	154,404

Less Fair Value of Awards Forfeited during the Covered Year	—	—	—	—	—	—

Plus Fair Value of Incremental Dividends or Earnings Paid on Stock Awards	2,690,261	2,170,966	1,132,350	432,224	461,715	138,868

Less Aggregate Change in Actuarial Present Value of Accumulated Benefit Under Pension Plans	—	(477,905)	(3,250,213)	—	(28,560)	(1,488,996)

Plus Aggregate Service Cost and Prior Service Cost for Pension Plans	675,854	812,374	721,438	33,960	71,404	78,794

Compensation Actually Paid	39,752,198	26,071,102	(5,712,287)	8,083,159	8,330,184	(1,804,274)

Compensation Actually Paid vs. Total Shareholder Return [Text Block]
Compensation Actually Paid vs. Net Income [Text Block]
Compensation Actually Paid vs. Company Selected Measure [Text Block]
Total Shareholder Return Vs Peer Group [Text Block]
Tabular List [Table Text Block]

Performance Measure

Return on Average Capital Employed (EBITDA / ACE)
AIP Free Cash Flow ($MM)

G&A ($MM)

LOE/BOE ($/BOE)

TRIR

Spill Rate

GHG Emissions (metric ton CO 2 e per MMBOE)

Total Shareholder Return Amount	$ 175.84	104.46	47.21
Peer Group Total Shareholder Return Amount	191.5	120.82	64.58
Net Income (Loss)	$ 965,047,000	$ (73,664,000)	$ (1,148,777,000)
Company Selected Measure Amount	0.314	0.169	0.103
PEO Name	Roger W. Jenkins
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	Return on Average Capital Employed (EBITDA / ACE)
Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name	AIP Free Cash Flow ($MM)
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name	G&A ($MM)
Measure [Axis]: 4
Pay vs Performance Disclosure [Table]
Measure Name	LOE/BOE ($/BOE)
Measure [Axis]: 5
Pay vs Performance Disclosure [Table]
Measure Name	TRIR
Measure [Axis]: 6
Pay vs Performance Disclosure [Table]
Measure Name	Spill Rate
Measure [Axis]: 7
Pay vs Performance Disclosure [Table]
Measure Name	GHG Emissions (metric ton CO2e per MMBOE)
PEO [Member] | Deduct: Pension Adjustments Pension Value In Summary Compensation Table [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 0	$ (477,905)	$ (3,250,213)
PEO [Member] | Deduct: Equity Awards Value In Summary Compensation Table (Grant Date Value) [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(10,174,740)	(7,549,063)	(8,297,910)
PEO [Member] | Year-end Fair Value Of Awards Granted In The Current Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	13,293,592	10,471,250	3,560,300
PEO [Member] | Change In Fair Value Of Outstanding And Unvested Awards Granted In Prior Fiscal Years [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	17,265,340	8,909,580	(13,700,600)
PEO [Member] | Change In Fair Value As Of Vesting Date Of Awards Vested During Current Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	2,557,473	352,888	942,170
PEO [Member] | Adjustments For Equity Awards Failed To Meet Performance Conditions [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
PEO [Member] | Dividends Or Other Earnings Paid On Equity Awards Not Otherwise Reflected In Fair Value [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	2,690,261	2,170,966	1,132,350
PEO [Member] | Aggregate Service Cost and Prior Service Cost for Pension Plans [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	675,854	812,374	721,438
Non-PEO NEO [Member] | Deduct: Pension Adjustments Pension Value In Summary Compensation Table [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	(28,560)	(1,488,996)
Non-PEO NEO [Member] | Deduct: Equity Awards Value In Summary Compensation Table (Grant Date Value) [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(2,642,889)	(1,929,541)	(1,702,683)
Non-PEO NEO [Member] | Year-end Fair Value Of Awards Granted In The Current Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	2,670,881	4,703,679	450,283
Non-PEO NEO [Member] | Change In Fair Value Of Outstanding And Unvested Awards Granted In Prior Fiscal Years [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	3,126,077	1,770,789	(3,500,506)
Non-PEO NEO [Member] | Change In Fair Value As Of Vesting Date Of Awards Vested During Current Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	721,571	168,957	154,404
Non-PEO NEO [Member] | Adjustments For Equity Awards Failed To Meet Performance Conditions [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
Non-PEO NEO [Member] | Dividends Or Other Earnings Paid On Equity Awards Not Otherwise Reflected In Fair Value [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	432,224	461,715	138,868
Non-PEO NEO [Member] | Aggregate Service Cost and Prior Service Cost for Pension Plans [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 33,960	$ 71,404	$ 78,794